Income Taxes - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 06, 2020	Dec. 22, 2017	Oct. 31, 2020	Feb. 02, 2019	Oct. 31, 2020	Feb. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Income Tax Contingency [Line Items]
Federal income tax at the statutory rate			21.00%	21.00%	21.00%	21.00%
Unrecognized Tax Benefits			$ 0		$ 0
Deferred Income Tax Liabilities, Net	$ 144,200,000		132,701,000		$ 132,701,000
Taxes Payable, Current	4,600,000
Adjustments to Additional Paid in Capital, Value, Cumulative Deferred Tax Liability Effect From Reorganization			$ 148,829,000
State income tax, net of federal benefit			0.80%	1.80%	0.90%	1.80%
Minimum
Income Tax Contingency [Line Items]
Federal income tax at the statutory rate					24.00%
Maximum
Income Tax Contingency [Line Items]
Federal income tax at the statutory rate					25.00%
Weighted Average
Income Tax Contingency [Line Items]
State income tax, net of federal benefit			3.80%
Additional Paid-In Capital
Income Tax Contingency [Line Items]
Adjustments to Additional Paid in Capital, Value, Cumulative Deferred Tax Liability Effect From Reorganization	$ 148,800,000		$ 148,829,000
New Academy Holding Company, LLC
Income Tax Contingency [Line Items]
Federal income tax at the statutory rate		35.00%					21.00%	21.00%	33.80%
Unrecognized Tax Benefits							$ 0